LONG-TERM DEBT (Details) (USD $)	12 Months Ended							12 Months Ended				0 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Dec. 31, 2010 Credit Facilities	Jun. 22, 2010 Credit Facilities	Dec. 31, 2012 Guaranteed senior unsecured notes	Dec. 31, 2011 Guaranteed senior unsecured notes	Dec. 31, 2010 Guaranteed senior unsecured notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Maximum borrowing capacity of line of credit							$ 900,000,000
Amount available under credit facilities after amendment							1,200,000,000
Amount drawn down on the credit facility				30,000,000	320,000,000
Availability under credit facility				1,168,900,000
Outstanding notes											200,000,000			600,000,000
Proceeds from private placement of guaranteed senior unsecured notes												100,000,000	100,000,000		115,000,000	360,000,000	125,000,000
Interest rate (as a percent)												4.87%	5.02%		6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes											11 years			9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)											4.95%			6.59%
Interest expense	57,887,000	55,039,000	49,493,000
Cash interest payments	52,213,000	52,833,000	41,429,000	3,600,000	1,700,000	12,300,000		39,500,000	39,500,000	19,800,000
Cash standby fees				4,200,000	8,600,000	6,700,000
Interest expense capitalized to construction in progress	$ 1,500,000	$ 1,000,000	$ 4,600,000
Weighted average interest rate (as a percent)	6.02%	5.02%	5.43%